Financial Instruments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Private Warrants [Member]
Financial Instruments (Details) [Line Items]
Fair Value		£ 0.2
Increase in fair value	£ 0.0
Embedded Derivative [Member]
Financial Instruments (Details) [Line Items]
Decrease in fair value	£ 76.6